NOTE 12 - OPTIONS AND WARRANTS - Summary of stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, beginning, number of shares	70,000
Granted, number of shares	300,000	2,670,000
Exercised, number of shares
Cancelled, number of shares	370,000	70,000
Outstanding, end, number of shares	370,000	70,000
Outstanding, beginning, weighted average exercise price	$ (0.01)
Granted, weighted average exercise price	$ 1.65	$ 0.01
Exercised, weighted average exercise price
Cancelled, weighted average exercise price	$ 0.01
Outstanding, end, weighted average exercise price	$ 1.34	$ (0.01)